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                    HARTFORD LEADERS PLUS (SERIES I AND IR)
                           SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            FILE NO. 333-91921



SUPPLEMENT DATED JULY 12, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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             SUPPLEMENT DATED JULY 12, 2004 TO YOUR PROSPECTUS

The following fund expense and footnote information replaces the fund expense and footnote information for the AIM V.I. Dent Demographic Trends Fund in the Annual Fund Operating Expenses table of your prospectus:

-----------------    ---------    ------------   --------   ---------------    ---------------   ---------
                                                             Total Annual
                                                                Fund
                                                              Operating
                                                               Expenses
                                     12b-1                     (before                              Total
                                  Distribution              Contractual Fee    Contractual Fee     Annual
                                     and/or                   Waivers or         Waivers or         Fund
                     Management    Servicing       Other       Expense              Expense      Operating
                       Fees          Fees        Expenses   Reimbursements)     Reimbursements    Expenses
-----------------    ---------    ------------   --------   ---------------    ---------------   ---------
AIM V.I. Dent          0.77%          N/A         0.45%         1.22%              0.00%           1.22%
Demographic
Trends Fund -
Series I (a)(b)
-----------------    ---------    ------------   --------   ---------------    ---------------   ---------

(a) Except as otherwise noted, figures shown in the table are or the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(b) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the Fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                  REFERENCE.

HV-4331